Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of outstanding options

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted average exercise prices (SEK)	Number of options	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	1,287,064	115.98	1,180,392	119.73
Granted during the year	1,228,156	71.54	388,420	100.54
Forfeited during the year	(41,481)	197.26	(96,591)	111.90
Exercised during the year	-	-	-	-
Expired during the year	(556,210)	105.13	(185,157)	109.66
Outstanding at the end of the year	1,917,529	88.91	1,287,064	115.98
Exercisable at the end of the year	1,419,355	94.36	1,153,020	111.43

Schedule of estimated fair values

	31/12/2025	31/12/2024
Weighted average share price (SEK)	62.48	84.71
Weighted average exercise price (SEK)	71.54	100.54
Expected volatility	35%	35%
Expected life	1	4
Risk-free interest rate	3.7%	4.4% to 4.7%
Expected dividend	nil	nil

Schedule of warrants outstanding

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of warrants	Weighted average exercise prices (SEK)	Number of warrants	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	-	-	-	-
Granted during the year	1,561,400	72.63	-	-
Forfeited during the year	-	-	-	-
Exercised during the year	-	-	-	-
Expired during the year	-	-	-	-
Outstanding at the end of the year	1,561,400	72.63	-	-
Exercisable at the end of the year	974,199	72.63	-	-

Schedule of estimated fair values of warrants

	31/12/2025	31/12/2024
Weighted average share price (SEK)	37.38	-
Weighted average exercise price (SEK)	72.63	-
Expected volatility	35%	-
Expected life	3 - 5 years	-
Risk-free interest rate	3.7% to 4.1%	-
Expected dividend	nil	nil

Schedule of fair market value of the warrants

	2025 No. of warrants	2024 No. of warrants
Outstanding at the beginning of the year	-	8,974,716
Granted during the year	14,790,565	-
Exercised during the year	-	(71,100)
Forfeited during the year	-	(581,196)
Expired during the year	-	(8,322,420)
Outstanding at the end of the year	14,790,565	-